Post-Employment Benefits - Additional Information (Detail) - SEK (kr) kr in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio		162.00%	158.00%
Percentage of company's share of Alecta's saving premiums		0.40%
Percentage of maximum pension liability relation to PRI pensionsgaranti		2.00%
Amount of pledged business mortgage		kr 7,400
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities		Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 7.4 billion to PRI Pensionsgaranti at year end. PRI continuously measures the Company credit risk levels according to the credit insurance terms and conditions.
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		kr (779)	kr (992)
Present value of defined benefit obligation [member]
Disclosure Of Employee Benefits [Line Items]
Net actuarial gains losses net defined benefit liability asset		5,000
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(2,362)	kr (329)
UK Pension Plan [member]
Disclosure Of Employee Benefits [Line Items]
Payment to proceed annuity buy in contract	kr 7,300
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	kr 2,200	kr 2,200
Alecta [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of total share of active members in Alecta		2.10%
Expected contribution to Alectas plan		kr 89
Sweden [member]
Disclosure Of Employee Benefits [Line Items]
Discount rate		2.40%	2.10%
Discount rates based upon Swedish covered bonds		3.60%	3.50%
Decrease in defined benefit obligation resulting from discount rates based upon Swedish covered bonds		kr 10,500	kr 12,100
Bottom of range [Member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges		125.00%
Top of Range [member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges		170.00%
Ericsson Pensionsstiftelse [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of defined benefit plans		63.00%	59.00%
Percentage of defined benefit plans		96.00%	99.00%
Other Plans [member]
Disclosure Of Employee Benefits [Line Items]
Net liability recognized		kr 0